Operating Loss	12 Months Ended
Dec. 31, 2024
Operating Loss [Abstract]
OPERATING LOSS

5. OPERATING LOSS

The Group’s operating losses are stated after charging/(crediting) the following:

	Year Ended December 31,
	2024 $’000	2023 $’000	2022 $’000
License fee	-	563	-
Depreciation of Property, plant and equipment	12	7	1
Depreciation (Right-of-use asset)	112	89	50
Foreign exchange (gains)/losses	158	1,519	(3,183)